Nuveen ESG Dividend ETF (NUDV)
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.6%
X 9,991,178 COMMON STOCKS - 99.6%
X 9,991,178
Communication Services - 4.6%
4,761 Comcast Corp, Class A $ 187,345
1,076 Interpublic Group of Cos Inc/The 39,231
2,608 Lumen Technologies Inc 13,692
1,700 Paramount Global 39,372
4,313 Verizon Communications Inc 179,292
Total Communication Services 458,932
Consumer Discretionary - 7.9%
568 Best Buy Co Inc 50,393
360 Hasbro Inc 21,301
672 Home Depot Inc/The 217,842
168 Lear Corp 24,491
720 LKQ Corp 42,451
751 Lowe's Cos Inc 156,396
878 Target Corp 151,139
309 Tractor Supply Co 70,449
114 Vail Resorts Inc 29,907
925 VF Corp 28,619
Total Consumer Discretionary 792,988
Consumer Staples - 10.0%
1,439 Archer-Daniels-Midland Co 119,221
423 Bunge Ltd 41,919
345 Clorox Co/The 49,918
3,136 Coca-Cola Co/The 192,299
2,157 Keurig Dr Pepper Inc 76,099
460 Kimberly-Clark Corp 59,805
1,882 Kroger Co/The 83,994
690 McCormick & Co Inc/MD 51,833
2,259 Mondelez International Inc, Class A 147,829
1,052 PepsiCo Inc 179,913
Total Consumer Staples 1,002,830
Energy - 1.7%
2,804 Baker Hughes Co 88,999
1,239 ONEOK Inc 84,847
Total Energy 173,846
Financials - 15.7%
5,291 Bank of America Corp 187,725
2,125 Bank of New York Mellon Corp/The 107,461
212 BlackRock Inc 160,953
757 Discover Financial Services 88,365
416 Goldman Sachs Group Inc/The 152,177
3,972 Huntington Bancshares Inc/OH 60,255
934 Invesco Ltd 17,288
1,724 JPMorgan Chase & Co 241,291
1,726 Morgan Stanley 167,992
553 Northern Trust Corp 53,624
867 PNC Financial Services Group Inc/The 143,428
1,029 Prudential Financial Inc 107,983
1,712 Regions Financial Corp 40,300
1,333 Synchrony Financial 48,961
Total Financials 1,577,803

Nuveen ESG Dividend ETF (NUDV)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1) Value
Health Care - 11.2%
1,661 Abbott Laboratories $ 183,624
571 Amgen Inc 144,120
2,170 Bristol-Myers Squibb Co 157,651
757 Cardinal Health Inc 58,478
1,808 Gilead Sciences Inc 151,764
1,874 Merck & Co Inc 201,286
4,087 Pfizer Inc 180,482
326 Quest Diagnostics Inc 48,404
Total Health Care 1,125,809
Industrials - 16.2%
1,110 3M Co 127,739
675 Caterpillar Inc 170,296
300 CH Robinson Worldwide Inc 30,051
392 Cummins Inc 97,820
1,467 Emerson Electric Co 132,353
1,599 Fastenal Co 80,829
578 Ferguson PLC 82,272
356 Fortune Brands Innovations Inc 22,965
148 Hubbell Inc 33,879
622 Illinois Tool Works Inc 146,817
1,917 Johnson Controls International plc 133,366
88 Lennox International Inc 22,935
1,163 Otis Worldwide Corp 95,633
264 Owens Corning 25,516
451 Pentair PLC 24,976
301 Robert Half International Inc 25,272
319 Rockwell Automation Inc 89,968
646 Trane Technologies PLC 115,711
882 United Parcel Service Inc, Class B 163,373
Total Industrials 1,621,771
Information Technology - 13.9%
600 Accenture PLC, Class A 167,430
590 Automatic Data Processing Inc 133,228
3,703 Cisco Systems Inc 180,225
1,682 Fidelity National Information Services Inc 126,217
1,684 Gen Digital Inc 38,749
3,625 Hewlett Packard Enterprise Co 58,471
2,865 HP Inc 83,486
5,231 Intel Corp 147,828
305 Lam Research Corp 152,531
727 NXP Semiconductors NV 133,993
947 Texas Instruments Inc 167,818
Total Information Technology 1,389,976
Materials - 5.0%
4,142 Amcor PLC 49,952
1,387 DuPont de Nemours Inc 102,569
707 International Flavors & Fragrances Inc 79,509
947 International Paper Co 39,604
2,212 Newmont Corp 117,081
653 PPG Industries Inc 85,112
721 Westrock Co 28,292
Total Materials 502,119
Real Estate - 7.4%
433 Alexandria Real Estate Equities Inc 69,600
692 American Tower Corp 154,586
1,019 Crown Castle Inc 150,924

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Real Estate (continued)
213 Equinix Inc $ 157,222
1,968 Host Hotels & Resorts Inc 37,097
810 Iron Mountain Inc 44,210
424 Regency Centers Corp 28,251
1,278 Welltower Inc 95,901
Total Real Estate 737,791
Utilities - 6.0%
504 American Water Works Co Inc 78,871
390 Atmos Energy Corp 45,841
982 Consolidated Edison Inc 93,594
702 Essential Utilities Inc 32,805
963 Eversource Energy 79,284
2,745 Exelon Corp 115,812
862 Sempra Energy 138,204
575 UGI Corp 22,902
Total Utilities 607,313
Total Common Stocks (cost $9,746,154) 9,991,178
Total Long-Term Investments (cost $9,746,154) 9,991,178
Other Assets & Liabilities, Net - 0.4% 37,927
Net Assets - 100% $ 10,029,105
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 9,991,178 $ – $ – $ 9,991,178
Total
$ 9,991,178 $ – $ – $ 9,991,178
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen ESG Emerging Markets Equity ETF
(NUEM)
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.7%
X 225,964,981 COMMON STOCKS - 99.7%
X 225,964,981
Communication Services - 11.1%
236,997 Baidu Inc, Class A (2) $ 4,003,088
215,147 Chunghwa Telecom Co Ltd 806,129
5,402 Emirates Telecommunications Group Co PJSC 37,797
123,255 Etihad Etisalat Co 1,160,955
1,025 Info Edge India Ltd 45,927
24,029 Kakao Corp 1,197,744
83,989 MTN Group Ltd 707,816
182,852 NetEase Inc 3,258,820
67,088 Telefonica Brasil SA 551,045
11,560,720 Telkom Indonesia Persero Tbk PT 2,969,231
208,469 Tencent Holdings Ltd 10,164,744
100,479 TIM SA/Brazil 232,871
Total Communication Services 25,136,167
Consumer Discretionary - 15.8%
734,145 Alibaba Group Holding Ltd (2) 10,077,630
101,647 Allegro.eu SA, 144A (2) 701,644
182,067 Bosideng International Holdings Ltd 101,270
22,843 China Tourism Group Duty Free Corp Ltd, 144A (2) 698,822
11,971 China Tourism Group Duty Free Corp Ltd, Class A 376,131
11,043 Coway Co Ltd (2) 500,243
32,326 Eicher Motors Ltd 1,287,595
460 FF Group (2),(3) 5
10,116 Hero MotoCorp Ltd 341,187
33,942 Hotai Motor Co Ltd 741,581
19,152 Jarir Marketing Co 767,509
312,584 JD Health International Inc, 144A (2) 2,584,080
119,382 Jiumaojiu International Holdings Ltd, 144A 304,602
6,769 JUMBO SA 121,152
10,646 Koolearn Technology Holding Ltd, 144A (2) 86,651
34,720 LG Electronics Inc 2,821,458
134,262 Li Auto Inc, Class A (2) 1,627,200
121 LPP SA 282,128
127,765 Mahindra & Mahindra Ltd 2,150,112
20,846 Meituan, Class B, 144A (2) 464,335
8,844 Naspers Ltd 1,698,287
86,024 NIO Inc, ADR (2) 1,038,310
271,611 TCL Technology Group Corp, Class A 168,832
76,550 Titan Co Ltd 2,221,086
68,374 TVS Motor Co Ltd 865,224
9,585 Vipshop Holdings Ltd, ADR (2) 148,280
57,796 Woolworths Holdings Ltd/South Africa 250,087
51,790 Yum China Holdings Inc 3,190,782
365,708 Zomato Ltd (2) 222,071
Total Consumer Discretionary 35,838,294
Consumer Staples - 6.8%
82,100 Almarai Co JSC 1,211,921
38,019 Arca Continental SAB de CV 336,387
46,690 Atacadao SA 150,851
2,538 BGF retail Co Ltd (2) 384,677
1,725 Britannia Industries Ltd 90,906
459,239 Cencosud SA 822,020
155,847 China Mengniu Dairy Co Ltd 750,550
2,391 CJ CheilJedang Corp 669,666

Shares Description (1) Value
Consumer Staples (continued)
171,306 Coca-Cola Femsa SAB de CV $ 1,305,388
148,465 CP ALL PCL 299,089
297,737 Fomento Economico Mexicano SAB de CV 2,612,167
106,457 Hindustan Unilever Ltd 3,348,191
125,065 Inner Mongolia Yili Industrial Group Co Ltd, Class A 603,040
5,363 Nestle India Ltd 1,244,889
126,384 Raia Drogasil SA 616,350
85,192 Savola Group/The 679,856
1,330,656 Sumber Alfaria Trijaya Tbk PT 251,218
Total Consumer Staples 15,377,166
Energy - 3.3%
353,890 Cosan SA 1,160,762
1,197,427 Dialog Group Bhd 729,839
26,360 Empresas Copec SA 198,137
15,478 HD Hyundai Co Ltd 767,743
89,464 Offshore Oil Engineering Co Ltd, Class A 88,050
164,058 Qatar Fuel QSC 804,579
17,202 SK Innovation Co Ltd (2) 2,263,715
402,707 Thai Oil PCL 704,524
236,341 Ultrapar Participacoes SA 612,269
19,836 Yantai Jereh Oilfield Services Group Co Ltd, Class A 95,000
Total Energy 7,424,618
Financials - 20.0%
18,198 AU Small Finance Bank Ltd, 144A 137,470
316,612 Axis Bank Ltd 3,368,281
330,048 B3 SA - Brasil Bolsa Balcao 840,119
12,283 Bajaj Finance Ltd 882,506
441,024 Banco Bradesco SA 1,214,420
276,239 Banco do Brasil SA 2,208,198
56,635 Bancolombia SA 432,956
210,266 Bandhan Bank Ltd, 144A (2) 626,727
1,238,424 Bank Central Asia Tbk PT 700,176
12,266 Bank Polska Kasa Opieki SA 260,564
591,301 Cathay Financial Holding Co Ltd 837,964
164,546 China Construction Bank Corp, Class A 136,618
7,357,758 China Construction Bank Corp 4,768,409
365,070 China International Capital Corp Ltd, 144A 814,108
84,242 China Merchants Bank Co Ltd, Class A 513,795
337,096 China Merchants Bank Co Ltd 2,186,799
134,605 Commercial International Bank Egypt SAE 220,818
3,551 Credicorp Ltd 476,899
590,554 First Abu Dhabi Bank PJSC 2,186,612
423,286 FirstRand Ltd 1,565,387
861,369 Fubon Financial Holding Co Ltd 1,727,041
84,851 Grupo Financiero Banorte SAB de CV 704,940
29,731 Hana Financial Group Inc 1,176,641
112,897 Huatai Securities Co Ltd, Class A 216,711
37,392 Huatai Securities Co Ltd, 144A 48,371
9,911 ICICI Prudential Life Insurance Co Ltd, 144A 54,727
206,241 Itau Unibanco Holding SA 1,026,050
36,937 KB Financial Group Inc 1,676,229
1,680 Komercni Banka AS 56,388
46,009 Kotak Mahindra Bank Ltd 972,083
1,235,979 Malayan Banking Bhd 2,532,370
79,308 Moneta Money Bank AS, 144A 292,066
18,934 Nedbank Group Ltd 244,635
231,415 Old Mutual Ltd 157,087
81,667 Postal Savings Bank of China Co Ltd, Class A 58,137
107,540 Postal Savings Bank of China Co Ltd, 144A 73,124

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1) Value
Financials (continued)
770,391 Public Bank Bhd $ 765,741
374,826 Qatar National Bank QPSC 1,852,644
10,059 Samsung Fire & Marine Insurance Co Ltd 1,657,718
26,074 Samsung Life Insurance Co Ltd 1,500,768
77,627 Shinhan Financial Group Co Ltd 2,618,446
94,779 Standard Bank Group Ltd 942,107
32,923 Woori Financial Group Inc 341,845
404,593 Yapi ve Kredi Bankasi AS 195,301
Total Financials 45,269,996
Health Care - 3.9%
477,338 3SBio Inc, 144A 520,054
739,206 Alibaba Health Information Technology Ltd (2) 657,298
42,705 BeiGene Ltd (2) 835,190
19,422 China Resources Sanjiu Medical & Pharmaceutical Co Ltd,
Class A
139,640
402,436 CSPC Pharmaceutical Group Ltd 458,985
28,693 Dr Sulaiman Al Habib Medical Services Group Co 1,789,012
72,657 Genscript Biotech Corp (2) 245,170
21,334 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd,
Class A
95,575
10,933 Hygeia Healthcare Holdings Co Ltd, 144A (2) 86,406
786,524 Kalbe Farma Tbk PT 108,088
7,783 Pharmaron Beijing Co Ltd, 144A 56,993
15,652 Richter Gedeon Nyrt 352,022
45,178 Shanghai Pharmaceuticals Holding Co Ltd, Class A 124,900
1,659 Shenzhen Mindray Bio-Medical Electronics Co Ltd, Class A 81,673
3,198 WuXi AppTec Co Ltd, Class A 44,135
59,044 WuXi AppTec Co Ltd, 144A 764,550
271,970 Wuxi Biologics Cayman Inc, 144A (2) 2,263,945
34,775 Yunnan Baiyao Group Co Ltd, Class A 295,728
Total Health Care 8,919,364
Industrials - 5.3%
774,835 Airports of Thailand PCL 1,742,851
4,874 Ayala Corp 63,080
16,685 CCR SA 38,538
34,001 Contemporary Amperex Technology Co Ltd, Class A 2,340,940
495,409 COSCO SHIPPING Holdings Co Ltd 511,933
633 GoodWe Technologies Co Ltd, Class A 38,073
59,006 Grupo Aeroportuario del Pacifico SAB de CV, Class B 1,020,333
1,412 Grupo Aeroportuario del Sureste SAB de CV, Class B 38,413
11,141 Havells India Ltd 160,699
1,609 Hyundai Glovis Co Ltd 216,702
66,112 Jiangsu Zhongtian Technology Co Ltd, Class A 159,977
18,400 Keda Industrial Group Co Ltd 43,653
10,790 LG Corp (2) 725,290
39,138 Ming Yang Smart Energy Group Ltd, Class A 161,260
32,588 Mytilineos SA 838,795
12,929 Samsung Engineering Co Ltd (2) 271,322
95,766 SF Holding Co Ltd, Class A 831,121
51,400 Shenzhen Inovance Technology Co Ltd, Class A 541,477
7,072 Siemens Ltd 252,608
24,327 Sungrow Power Supply Co Ltd, Class A 468,048
28,811 Turk Hava Yollari AO (2) 210,754
450,201 Turkiye Sise ve Cam Fabrikalari AS 946,330
6,658 WEG SA 50,006
441,253 Zhejiang Expressway Co Ltd 380,539
1,399 ZTO Express Cayman Inc, ADR 39,886
Total Industrials 12,092,628

Shares Description (1) Value
Information Technology - 18.3%
236,419 AAC Technologies Holdings Inc $ 627,350
944,502 Acer Inc 784,857
219,980 Asustek Computer Inc 1,992,825
2,132,881 AU Optronics Corp 1,189,867
125,021 China Railway Signal & Communication Corp Ltd, Class A 89,554
334,853 Delta Electronics Inc 3,223,065
100,796 Delta Electronics Thailand PCL 2,748,149
159,700 Infosys Ltd 2,989,669
2,375,552 Lenovo Group Ltd 1,900,187
75,964 LG Display Co Ltd 839,316
393 Samsung SDS Co Ltd 39,881
45,381 SK Hynix Inc 3,260,447
968,368 Taiwan Semiconductor Manufacturing Co Ltd 16,835,574
55,923 Tata Consultancy Services Ltd 2,292,584
32,199 Unisplendour Corp Ltd, Class A 109,605
1,534,678 United Microelectronics Corp 2,494,331
Total Information Technology 41,417,261
Materials - 10.0%
3,195 Anglo American Platinum Ltd 235,591
39,139 Asian Paints Ltd 1,302,193
32,675 Chengtun Mining Group Co Ltd, Class A 30,466
17,264 Chengxin Lithium Group Co Ltd, Class A 109,203
54,726 China Jushi Co Ltd, Class A 119,466
474,539 China Steel Corp 500,222
352,542 CMOC Group Ltd, Class A 295,837
1,153,888 CMOC Group Ltd 665,375
118,514 Ganfeng Lithium Group Co Ltd, 144A 1,078,012
31,481 Ganfeng Lithium Group Co Ltd, Class A 367,281
91,898 GEM Co Ltd, Class A 108,535
322,071 Gerdau SA 2,071,042
73,573 Gold Fields Ltd 832,976
85,933 Grasim Industries Ltd 1,667,921
50,011 Impala Platinum Holdings Ltd 577,806
7,491 KGHM Polska Miedz SA 242,750
154,872 Klabin SA 588,285
2,918 Korea Zinc Co Ltd (2) 1,281,570
11,506 Kumba Iron Ore Ltd 349,620
182,145 Merdeka Copper Gold Tbk PT (2) 57,353
691,807 Nan Ya Plastics Corp 1,737,294
7,537 POSCO Chemical Co Ltd 1,370,586
50,604 SABIC Agri-Nutrients Co 1,847,255
141,910 Saudi Basic Industries Corp 3,505,211
66,704 Shandong Nanshan Aluminum Co Ltd, Class A 35,638
131,869 Sinopec Shanghai Petrochemical Co Ltd, Class A 62,453
894 Sociedad Quimica y Minera de Chile SA, Class B 86,665
28,545 Tianqi Lithium Corp, Class A (2) 405,480
75,913 Tianshan Aluminum Group Co Ltd, Class A 101,115
524,686 Vale Indonesia Tbk PT (2) 259,893
4,973 Youngy Co Ltd, Class A (2) 83,889
17,461 Yunnan Energy New Material Co Ltd, Class A 402,853
31,784 Zhejiang Huayou Cobalt Co Ltd, Class A 309,194
Total Materials 22,689,030
Real Estate - 1.8%
103,265 Aldar Properties PJSC 122,578
297,489 China Resources Land Ltd 1,426,997
7,274 China Resources Mixc Lifestyle Services Ltd, 144A 41,898
140,861 China Vanke Co Ltd, Class A 381,297
274,588 China Vanke Co Ltd 554,882

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
Shares Description (1) Value
Real Estate (continued)
2,272,487 SM Prime Holdings Inc $ 1,535,029
Total Real Estate 4,062,681
Utilities - 3.4%
6,438 ACEN Corp 825
29,150 Adani Green Energy Ltd (2) 435,460
23,351 Adani Total Gas Ltd 600,871
264,847 China Resources Gas Group Ltd 1,113,307
284,461 China Three Gorges Renewables Group Co Ltd, Class A 242,075
59,830 Cia Energetica de Minas Gerais 134,667
2,456,101 Enel Americas SA 324,037
210,880 ENN Energy Holdings Ltd 3,174,546
73,132 Manila Electric Co 375,650
505,352 Power Grid Corp of India Ltd 1,336,338
Total Utilities 7,737,776
Total Common Stocks (cost $213,951,171) 225,964,981
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 296 CORPORATE BONDS - 0.0%
X 296
Consumer Staples - 0.0%
$ 25 Britannia Industries Ltd 5.500% 6/03/24 N/R $ 296
25 Total Consumer Staples 296
$ 25 Total Corporate Bonds (cost $0) 296
Total Long-Term Investments (cost $213,951,171) 225,965,277
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
X 54 MONEY MARKET FUNDS - 0.0%
X 54
54 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
4.350%(6) $ 54
(7) Total Money Market Funds (cost $54) $ 54
Total Investments Purchased with Collateral from Securities Lending (cost $54) 54
Total Investments (cost $ 213,951,225 ) - 99 .7% 225,965,331
Other Assets & Liabilities, Net - 0.3% 638,715
Net Assets - 100% $ 226,604,046

investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 220,470,363 $ 5,494,613 $ 5 $ 225,964,981
Corporate Bonds – 296 – 296
Investments Purchased with Collateral from
Securities Lending 54 – – 54
Total
$ 220,470,417 $ 5,494,909 $ 5 $ 225,965,331
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) For fair value measurement disclosure purposes, investment classified as Level 3.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
(7) Principal Amount (000) rounds to less than $1,000.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt

Nuveen ESG International Developed Markets
Equity ETF (NUDM)
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.7%
X 333,439,121 COMMON STOCKS - 99.7%
X 333,439,121
Communication Services - 6.3%
446,242 Bezeq The Israeli Telecommunication Corp Ltd $ 736,752
1,408,303 BT Group PLC 2,161,134
814,483 HKT Trust & HKT Ltd 1,066,090
127,723 KDDI Corp 3,986,525
113,024 Nintendo Co Ltd 4,888,769
1,776,247 Singapore Telecommunications Ltd 3,392,080
150,178 Telenor ASA 1,568,951
1,009,389 Vodafone Group PLC 1,157,164
181,073 WPP PLC 2,103,909
Total Communication Services 21,061,374
Consumer Discretionary - 12.8%
39,366 Bayerische Motoren Werke AG 3,985,904
12,944 Bayerische Motoren Werke AG 1,219,517
5,348 D'ieteren Group 1,015,853
27,138 EssilorLuxottica SA 4,948,554
809 Fast Retailing Co Ltd 487,845
19,746 Honda Motor Co Ltd 486,950
67,870 Mercedes-Benz Group AG 5,023,351
29,939 Oriental Land Co Ltd/Japan 4,968,154
469,627 Panasonic Holdings Corp 4,333,518
37,022 Prosus NV 2,968,136
5,304 SEB SA 552,135
74,341 Sony Group Corp 6,619,776
133,469 Wesfarmers Ltd 4,669,529
60,196 Yamaha Motor Co Ltd 1,474,292
Total Consumer Discretionary 42,753,514
Consumer Staples - 11.0%
86,330 Ajinomoto Co Inc 2,836,619
72,094 Carrefour SA 1,367,861
44,212 Coca-Cola Europacific Partners PLC (2) 2,485,599
86,938 Danone SA 4,750,221
10,602 Kerry Group PLC, Class A 989,539
10,326 L'Oreal SA 4,239,661
88,893 Mowi ASA 1,638,000
91,623 Nestle SA 11,117,423
161,091 Orkla ASA 1,200,249
912,506 Tesco PLC 2,762,406
69,954 Unilever PLC 3,538,255
Total Consumer Staples 36,925,833
Energy - 1.6%
51,272 Ampol Ltd 1,101,568
89,913 Neste Oyj 4,280,000
Total Energy 5,381,568
Financials - 18.6%
206,187 3i Group PLC 3,997,930
257,908 AIA Group Ltd 2,913,518
15,162 Allianz SE 3,609,498
148,955 ANZ Group Holdings Ltd 2,633,475
175,154 AXA SA 5,443,317
317,716 Banco Bilbao Vizcaya Argentaria SA 2,230,093

Shares Description (1) Value
Financials (continued)
1,138,046 Barclays PLC $ 2,603,708
56,256 BNP Paribas SA 3,842,990
206,196 BOC Hong Kong Holdings Ltd 719,452
193,773 DNB Bank ASA 3,607,448
2,008,345 Intesa Sanpaolo SpA 5,256,603
1 Isracard Ltd 3
3,395,822 Lloyds Banking Group PLC 2,198,158
95,775 MS&AD Insurance Group Holdings Inc 3,063,003
383,438 Prudential PLC 6,323,116
25,693 Singapore Exchange Ltd 180,233
111,168 Societe Generale SA 3,293,624
49,642 Sumitomo Mitsui Trust Holdings Inc 1,807,489
128,061 Tokio Marine Holdings Inc 2,672,594
277,979 UBS Group AG 5,881,809
Total Financials 62,278,061
Health Care - 9.6%
148,706 Astellas Pharma Inc 2,186,937
19,866 AstraZeneca PLC 2,590,000
144,451 Chugai Pharmaceutical Co Ltd 3,729,989
150,641 Daiichi Sankyo Co Ltd 4,707,640
54,011 Eisai Co Ltd 3,327,588
6,260 Genmab A/S (2) 2,441,928
319,095 GSK PLC 5,591,654
2,099 Lonza Group AG 1,187,092
3,701 NMC Health PLC (2),(3) –
39,842 Novo Nordisk A/S, Class B 5,484,978
19,836 Shionogi & Co Ltd 943,104
Total Health Care 32,190,910
Industrials - 17.2%
156,367 ABB Ltd 5,403,703
29,769 ACS Actividades de Construccion y Servicios SA 877,453
16,325 Assa Abloy AB, Class B 382,639
138 Atlas Copco AB 1,446
395,645 Aurizon Holdings Ltd 1,028,740
49,332 Bouygues SA 1,620,169
298,282 Brambles Ltd 2,520,111
41,674 Bunzl PLC 1,523,754
220,108 CNH Industrial NV 3,860,630
47,683 Dai Nippon Printing Co Ltd 1,121,996
4,670 Daikin Industries Ltd 806,912
21,215 DCC PLC 1,202,985
6,096 DSV A/S 1,002,087
17,914 Eiffage SA 1,905,861
22,573 FANUC Corp (2) 3,975,813
2,827 Hankyu Hanshin Holdings Inc 83,802
32,733 Komatsu Ltd 794,130
61,326 Lixil Corp 1,051,613
333,373 MTR Corp Ltd 1,782,004
11,495 MTU Aero Engines AG 2,856,372
106,634 Nibe Industrier AB 1,144,275
7,324 Recruit Holdings Co Ltd 233,386
136,200 RELX PLC 4,027,573
9,911 Schneider Electric SE 1,596,493
1,017 SGS SA 2,462,939
21,481 Siemens AG 3,333,777
77,932 Smiths Group PLC 1,656,920
452,288 Transurban Group 4,401,312
223,522 Volvo AB 4,416,085

Nuveen ESG International Developed Markets Equity ETF (NUDM)
(continued)
Portfolio of Investments
January 31, 2023

Shares Description (1) Value
Industrials (continued)
21,274 Volvo AB $ 440,118
Total Industrials 57,515,098
Information Technology - 6.7%
83,130 Amadeus IT Group SA (2) 5,209,348
11,930 ASML Holding NV 7,807,633
40,740 Computershare Ltd 681,802
18,115 Fujitsu Ltd 2,578,405
15,363 Ibiden Co Ltd 591,861
51,125 Infineon Technologies AG 1,827,583
13,188 SAP SE 1,552,308
2,831 Tokyo Electron Ltd 983,323
12,314 Wix.com Ltd (2) 1,071,072
Total Information Technology 22,303,335
Materials - 10.2%
26,468 Antofagasta PLC 564,531
267,836 Asahi Kasei Corp 2,023,316
58,821 Boliden AB 2,626,489
20,904 Clariant AG 355,396
29,902 Croda International PLC 2,534,899
178,990 Fortescue Metals Group Ltd 2,805,027
227 Givaudan SA 730,353
123,278 IGO Ltd 1,265,664
36,572 Mineral Resources Ltd 2,292,025
275,058 Mitsubishi Chemical Group Corp 1,535,773
29,942 Mitsui Chemicals Inc 701,091
27,461 Nitto Denko Corp 1,765,342
61,805 Northern Star Resources Ltd 546,564
64,746 Orica Ltd 674,768
545,269 Pilbara Minerals Ltd (2) 1,825,063
38,091 SIG Group AG 937,816
17,794 Sika AG 5,012,340
36,730 Smurfit Kappa Group PLC 1,532,996
320,576 Sumitomo Chemical Co Ltd 1,225,163
298,029 Toray Industries Inc 1,823,765
32,467 Umicore SA 1,221,081
Total Materials 33,999,462
Real Estate - 3.1%
559,496 Capitaland Investment Ltd/Singapore 1,685,704
87,968 City Developments Ltd 555,510
372,652 Hang Lung Properties Ltd 701,704
46,261 Klepierre SA 1,168,623
871 LEG Immobilien SE 67,711
311,694 Sun Hung Kai Properties Ltd 4,417,807
28,880 Swire Properties Ltd 81,056
25,376 Unibail-Rodamco-Westfield (2) 1,630,702
Total Real Estate 10,308,817
Utilities - 2.6%
289,358 Iberdrola SA 3,376,694
4,741 Iberdrola SA (2) 55,326
328,885 National Grid PLC 4,150,126
13,437 Verbund AG 1,139,003
Total Utilities 8,721,149
Total Common Stocks (cost $307,078,836) 333,439,121

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 14,835 COMMON STOCK RIGHTS - 0.0%
X 14,835
Industrials - 0.0%
29,269 ACS Actividades de Construccion y Servicios SA $ 14,835
Total Industrials 14,835
Total Common Stock Rights (cost $15,218) 14,835
Total Long-Term Investments (cost $307,094,054) 333,453,956
Other Assets & Liabilities, Net - 0.3% 1,034,418
Net Assets - 100% $ 334,488,374
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 333,439,121 $ – $ – $ 333,439,121
Common Stock Rights 14,835 – – 14,835
Total
$ 333,453,956 $ – $ – $ 333,453,956
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) For fair value measurement disclosure purposes, investment classified as Level 3.

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.7%
X 25,604,124 COMMON STOCKS - 99.7%
X 25,604,124
Communication Services - 6.3%
6,611 AT&T Inc $ 134,666
1,412 Electronic Arts Inc 181,696
1,978 Liberty Global PLC, Class C (2) 44,208
1,142 Liberty Global PLC, Class A (2) 24,770
1,376 Liberty Media Corp-Liberty Formula One, Class C (2) 97,421
1,989 Match Group Inc (2) 107,645
1,361 Netflix Inc (2) 481,603
4,106 Pinterest Inc, Class A (2) 107,947
7,884 Snap Inc, Class A (2) 91,139
3,947 Verizon Communications Inc 164,077
1,184 Walt Disney Co (2) 128,452
1,853 ZoomInfo Technologies Inc (2) 52,310
Total Communication Services 1,615,934
Consumer Discretionary - 10.2%
96 Booking Holdings Inc (2) 233,673
1,616 Home Depot Inc/The 523,859
328 Lowe's Cos Inc 68,306
285 Lululemon Athletica Inc (2) 87,461
316 MercadoLibre Inc (2) 373,414
847 NIKE Inc, Class B 107,848
3,930 Starbucks Corp 428,920
2,462 Tesla Inc (2) 426,468
3,023 TJX Cos Inc 247,463
1,008 Yum! Brands Inc 131,554
Total Consumer Discretionary 2,628,966
Consumer Staples - 8.4%
3,630 Archer-Daniels-Midland Co 300,746
1,068 Bunge Ltd 105,839
7,864 Coca-Cola Co/The 482,220
1,133 Darling Ingredients Inc (2) 75,107
3,479 Keurig Dr Pepper Inc 122,739
4,767 Kroger Co/The 212,751
2,209 PepsiCo Inc 377,783
3,430 Procter & Gamble Co 488,363
Total Consumer Staples 2,165,548
Energy - 3.7%
7,103 Baker Hughes Co 225,449
1,577 Cheniere Energy Inc 240,950
6,382 Halliburton Co 263,066
3,137 ONEOK Inc 214,822
Total Energy 944,287
Financials - 12.4%
1,210 American Express Co 211,665
372 Assurant Inc 49,324
744 Cboe Global Markets Inc 91,423
1,505 Citigroup Inc 78,591
214 First Republic Bank/CA 30,148
304 Goldman Sachs Group Inc/The 111,206
121 Intercontinental Exchange Inc 13,014
1,999 JPMorgan Chase & Co 279,780

Shares Description (1) Value
Financials (continued)
560 LPL Financial Holdings Inc $ 132,787
2,194 Marsh & McLennan Cos Inc 383,753
4,131 Morgan Stanley 402,070
2,203 PNC Financial Services Group Inc/The 364,442
2,311 Prudential Financial Inc 242,516
1,624 Regions Financial Corp 38,229
1,103 S&P Global Inc 413,559
51 SVB Financial Group (2) 15,425
1,666 Travelers Cos Inc/The 318,406
Total Financials 3,176,338
Health Care - 14.6%
4,193 Abbott Laboratories 463,536
1,835 Agilent Technologies Inc 279,067
439 Amgen Inc 110,804
50 Biogen Inc (2) 14,545
5,486 Bristol-Myers Squibb Co 398,558
114 Cigna Corp 36,100
1,669 Danaher Corp 441,250
539 Dexcom Inc (2) 57,722
3,822 Edwards Lifesciences Corp (2) 293,147
788 Elevance Health Inc 393,992
443 Eli Lilly & Co 152,458
4,555 Gilead Sciences Inc 382,347
103 Hologic Inc (2) 8,381
531 Horizon Therapeutics Plc (2) 58,261
2,517 Merck & Co Inc 270,351
107 Mettler-Toledo International Inc (2) 164,022
148 ResMed Inc 33,799
413 UnitedHealth Group Inc 206,166
Total Health Care 3,764,506
Industrials - 9.2%
5,907 Carrier Global Corp 268,946
2,303 Copart Inc (2) 153,403
949 Deere & Co 401,275
1,004 Dover Corp 152,437
2,998 Emerson Electric Co 270,479
2,309 Fortive Corp 157,081
908 Fortune Brands Innovations Inc 58,575
874 Jacobs Solutions Inc 107,983
812 Johnson Controls International plc 56,491
8,471 Uber Technologies Inc (2) 262,008
659 U-Haul Holding Co 40,720
1,325 United Parcel Service Inc, Class B 245,430
154 United Rentals Inc (2) 67,906
212 WW Grainger Inc 124,970
Total Industrials 2,367,704
Information Technology - 27.3%
1,521 Accenture PLC, Class A 424,435
1,111 Akamai Technologies Inc (2) 98,823
2,247 Applied Materials Inc 250,518
1,498 Automatic Data Processing Inc 338,263
923 Cadence Design Systems Inc (2) 168,752
4,180 Cisco Systems Inc 203,441
3,459 Fidelity National Information Services Inc 259,563
676 First Solar Inc (2) 120,058
9,113 Hewlett Packard Enterprise Co 146,993
7,260 HP Inc 211,556

Nuveen ESG Large-Cap ETF (NULC)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Shares Description (1) Value
Information Technology (continued)
8,172 Intel Corp $ 230,941
2,721 International Business Machines Corp 366,600
1,259 Keysight Technologies Inc (2) 225,802
6,257 Microsoft Corp 1,550,547
479 MongoDB Inc (2) 102,607
3,491 NVIDIA Corp 682,037
654 NXP Semiconductors NV 120,539
119 Synopsys Inc (2) 42,096
2,401 Texas Instruments Inc 425,481
1,741 Trimble Inc (2) 101,083
679 VeriSign Inc (2) 148,056
2,610 Visa Inc, Class A 600,848
1,483 VMware Inc, Class A (2) 181,623
Total Information Technology 7,000,662
Materials - 2.8%
228 Ball Corp 13,279
1,538 Ecolab Inc 238,129
2,432 Mosaic Co/The 120,481
250 Newmont Corp 13,232
1,644 PPG Industries Inc 214,279
994 Steel Dynamics Inc 119,916
Total Materials 719,316
Real Estate - 2.3%
1,755 American Tower Corp 392,049
388 Crown Castle Inc 57,467
56 Equinix Inc 41,335
5,029 Host Hotels & Resorts Inc 94,797
Total Real Estate 585,648
Utilities - 2.5%
1,368 Consolidated Edison Inc 130,384
2,303 Exelon Corp 97,164
2,176 Sempra Energy 348,878
1,476 UGI Corp 58,789
Total Utilities 635,215
Total Common Stocks (cost $23,611,463) 25,604,124
Total Long-Term Investments (cost $23,611,463) 25,604,124
Other Assets & Liabilities, Net - 0.3% 64,735
Net Assets - 100% $ 25,668,859

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 25,604,124 $ – $ – $ 25,604,124
Total
$ 25,604,124 $ – $ – $ 25,604,124
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
CBOE Chicago Board Options Exchange
S&P Standard & Poor's

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.9%
X 895,297,975 COMMON STOCKS - 99.9%
X 895,297,975
Communication Services - 8.5%
47,803 Electronic Arts Inc $ 6,151,290
81,179 Liberty Global PLC, Class A (2) 1,760,772
48,321 Liberty Media Corp-Liberty Formula One, Class C (2) 3,421,127
139,573 Match Group Inc (2) 7,553,691
42,554 Netflix Inc (2) 15,058,158
185,955 Pinterest Inc, Class A (2) 4,888,757
547,832 Snap Inc, Class A (2) 6,332,938
57,218 Take-Two Interactive Software Inc (2) 6,478,794
188,877 Walt Disney Co (2) 20,491,266
129,382 ZoomInfo Technologies Inc (2) 3,652,454
Total Communication Services 75,789,247
Consumer Discretionary - 15.5%
5,660 Booking Holdings Inc (2) 13,777,006
83,960 Home Depot Inc/The 27,217,313
775 Lululemon Athletica Inc (2) 237,832
12,457 MercadoLibre Inc (2) 14,720,312
161,794 NIKE Inc, Class B 20,601,230
138,332 Starbucks Corp 15,097,555
164,779 Tesla Inc (2) 28,543,019
13,304 Ulta Beauty Inc (2) 6,837,724
91,085 Yum! Brands Inc 11,887,503
Total Consumer Discretionary 138,919,494
Consumer Staples - 5.1%
118,648 Colgate-Palmolive Co 8,842,835
41,862 Costco Wholesale Corp 21,397,343
51,602 Darling Ingredients Inc (2) 3,420,696
53,751 Hershey Co/The 12,072,475
Total Consumer Staples 45,733,349
Energy - 1.2%
73,186 Cheniere Energy Inc 11,182,089
Total Energy 11,182,089
Financials - 4.7%
77,019 American Express Co 13,472,934
39,318 LPL Financial Holdings Inc 9,323,084
5,752 Moody's Corp 1,856,458
47,056 S&P Global Inc 17,643,177
Total Financials 42,295,653
Health Care - 12.9%
86,289 Agilent Technologies Inc 13,122,831
47,231 Alnylam Pharmaceuticals Inc (2) 10,693,099
74,325 Danaher Corp 19,650,044
170,099 Edwards Lifesciences Corp (2) 13,046,593
26,260 Elevance Health Inc 13,129,737
45,310 Eli Lilly & Co 15,593,437
2,076 Hologic Inc (2) 168,924
8,602 Mettler-Toledo International Inc (2) 13,186,178
26,763 ResMed Inc 6,111,866
63,366 Zoetis Inc 10,486,439
Total Health Care 115,189,148

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Shares Description (1) Value
Industrials - 8.9%
121,476 Copart Inc (2) $ 8,091,516
39,642 Deere & Co 16,762,223
85,151 Ferguson PLC 12,120,393
16,624 Nordson Corp 4,044,619
9,790 Old Dominion Freight Line Inc 3,262,420
88,518 Otis Worldwide Corp 7,278,835
2,609 Robert Half International Inc 219,052
3,019 Rollins Inc 109,892
302,871 Uber Technologies Inc (2) 9,367,800
8,222 United Rentals Inc (2) 3,625,491
22,722 Waste Management Inc 3,515,775
19,834 WW Grainger Inc 11,691,746
Total Industrials 80,089,762
Information Technology - 40.1%
52,151 Accenture PLC, Class A 14,552,737
54,754 Adobe Inc (2) 20,277,596
222,247 Advanced Micro Devices Inc (2) 16,701,862
50,680 Akamai Technologies Inc (2) 4,507,986
121,451 Applied Materials Inc 13,540,572
58,551 Automatic Data Processing Inc 13,221,401
77,063 Cadence Design Systems Inc (2) 14,089,428
6,019 Intuit Inc 2,544,051
69,818 Keysight Technologies Inc (2) 12,521,858
6,662 Lam Research Corp 3,331,666
392,571 Microsoft Corp 97,283,020
33,653 MongoDB Inc (2) 7,208,809
48,160 Motorola Solutions Inc 12,377,602
190,819 NVIDIA Corp 37,280,308
18,044 PayPal Holdings Inc (2) 1,470,406
97,358 Salesforce Inc (2) 16,353,223
1,148 ServiceNow Inc (2) 522,489
39,744 Synopsys Inc (2) 14,059,440
78,958 Trimble Inc (2) 4,584,301
47,622 VeriSign Inc (2) 10,383,977
130,351 Visa Inc, Class A 30,008,104
100,536 VMware Inc, Class A (2) 12,312,644
Total Information Technology 359,133,480
Materials - 2.8%
88,951 Ball Corp 5,180,506
46,249 Ecolab Inc 7,160,733
55,749 Sherwin-Williams Co/The 13,189,656
Total Materials 25,530,895
Real Estate - 0.2%
16,780 CBRE Group Inc, Class A (2) 1,434,858
Total Real Estate 1,434,858
Total Common Stocks (cost $883,275,129) 895,297,975
Total Long-Term Investments (cost $883,275,129) 895,297,975
Other Assets & Liabilities, Net - 0.1% 904,011
Net Assets - 100% $ 896,201,986

Nuveen ESG Large-Cap Growth ETF (NULG)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 895,297,975 $ – $ – $ 895,297,975
Total
$ 895,297,975 $ – $ – $ 895,297,975
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
S&P Standard & Poor's

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%
X
1,640,321,947 COMMON STOCKS - 99.8%
X 1,640,321,947
Communication Services - 3.9%
218,335 Comcast Corp, Class A $ 8,591,482
347,576 Interpublic Group of Cos Inc/The 12,672,621
632,204 Lumen Technologies Inc 3,319,071
190,204 Paramount Global 4,405,124
830,403 Verizon Communications Inc 34,519,853
Total Communication Services 63,508,151
Consumer Discretionary - 4.5%
231,686 LKQ Corp 13,660,206
31,307 Lowe's Cos Inc 6,519,683
240,621 Starbucks Corp 26,261,376
255,594 TJX Cos Inc 20,922,925
43,664 Yum! Brands Inc 5,698,589
Total Consumer Discretionary 73,062,779
Consumer Staples - 12.6%
261,065 Archer-Daniels-Midland Co 21,629,235
134,962 Bunge Ltd 13,374,734
101,090 Church & Dwight Co Inc 8,174,138
693,095 Coca-Cola Co/The 42,500,585
15,887 Colgate-Palmolive Co 1,184,058
171,550 General Mills Inc 13,442,658
605,953 Keurig Dr Pepper Inc 21,378,022
167,248 Kimberly-Clark Corp 21,743,913
413,005 Kroger Co/The 18,432,413
78,125 McCormick & Co Inc/MD 5,868,750
233,259 PepsiCo Inc 39,891,954
Total Consumer Staples 207,620,460
Energy - 5.2%
779,225 Baker Hughes Co 24,732,601
282,446 Halliburton Co 11,642,424
351,172 ONEOK Inc 24,048,259
180,908 Valero Energy Corp 25,332,547
Total Energy 85,755,831
Financials - 18.3%
33,666 Ameriprise Financial Inc 11,787,140
47,111 Assurant Inc 6,246,448
102,728 Bank of America Corp 3,644,789
163,894 Bank of New York Mellon Corp/The 8,288,120
94,283 Cboe Global Markets Inc 11,585,495
373,175 Citigroup Inc 19,487,199
63,314 Discover Financial Services 7,390,643
3,937 First Republic Bank/CA 554,645
79,990 Goldman Sachs Group Inc/The 29,261,142
325,081 JPMorgan Chase & Co 45,498,337
135,400 Marsh & McLennan Cos Inc 23,682,814
339,277 Morgan Stanley 33,021,830
160,982 PNC Financial Services Group Inc/The 26,631,252
219,719 Prudential Financial Inc 23,057,312
831,647 Regions Financial Corp 19,576,970
3,770 SVB Financial Group (2) 1,140,199

Nuveen ESG Large-Cap Value ETF (NULV)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1) Value
Financials (continued)
129,962 Travelers Cos Inc/The $ 24,838,337
87,760 Truist Financial Corp 4,334,466
Total Financials 300,027,138
Health Care - 15.2%
348,899 Abbott Laboratories 38,570,785
107,328 Amgen Inc 27,089,587
449,169 Bristol-Myers Squibb Co 32,632,128
242,529 Cardinal Health Inc 18,735,365
89,994 Cigna Corp 28,498,400
238,687 Gilead Sciences Inc 20,035,387
4,781 Illumina Inc (2) 1,024,090
4,714 Jazz Pharmaceuticals PLC (2) 738,495
417,510 Merck & Co Inc 44,844,749
56,780 STERIS PLC 11,725,638
51,795 UnitedHealth Group Inc 25,855,546
Total Health Care 249,750,170
Industrials - 12.3%
178,399 3M Co 20,530,157
116,895 Caterpillar Inc 29,491,440
486,972 CSX Corp 15,057,174
99,165 Emerson Electric Co 8,946,666
300,649 Fortive Corp 20,453,151
30,880 Hubbell Inc 7,068,741
148,796 Ingersoll Rand Inc 8,332,576
113,337 Jacobs Solutions Inc 14,002,786
360,975 Johnson Controls International plc 25,113,031
184,206 Otis Worldwide Corp 15,147,259
48,436 Owens Corning 4,681,339
269,127 Plug Power Inc (2),(3) 4,580,542
10,771 Republic Services Inc 1,344,436
78,734 U-Haul Holding Co 4,864,974
125,586 United Parcel Service Inc, Class B 23,262,295
Total Industrials 202,876,567
Information Technology - 12.4%
93,307 Accenture PLC, Class A 26,037,318
63,204 Applied Materials Inc 7,046,614
243,493 Cisco Systems Inc 11,850,804
243,575 Fidelity National Information Services Inc 18,277,868
1,131,258 Hewlett Packard Enterprise Co 18,247,192
231,796 HP Inc 6,754,536
829,851 Intel Corp 23,451,589
216,073 International Business Machines Corp 29,111,515
134,137 NXP Semiconductors NV 24,722,791
176,594 Texas Instruments Inc 31,294,223
75,722 Trimble Inc (2) 4,396,419
38,499 Wolfspeed Inc (2) 2,964,808
Total Information Technology 204,155,677
Materials - 5.5%
113,871 Ecolab Inc 17,630,647
54,410 International Flavors & Fragrances Inc 6,118,948
306,790 Mosaic Co/The 15,198,377
173,987 Newmont Corp 9,209,132
176,570 PPG Industries Inc 23,014,134
155,519 Steel Dynamics Inc 18,761,812
Total Materials 89,933,050

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Real Estate - 4.3%
71,068 American Tower Corp $ 15,875,881
79,905 Crown Castle Inc 11,834,730
635,890 Host Hotels & Resorts Inc 11,986,526
46,129 Iron Mountain Inc 2,517,721
222,019 Prologis Inc 28,702,616
Total Real Estate 70,917,474
Utilities - 5.6%
235,876 Consolidated Edison Inc 22,481,342
175,347 Essential Utilities Inc 8,193,965
69,286 Eversource Energy 5,704,316
569,572 Exelon Corp 24,030,243
155,125 Sempra Energy 24,871,191
186,633 UGI Corp 7,433,593
Total Utilities 92,714,650
Total Common Stocks (cost $1,614,455,906) 1,640,321,947
Total Long-Term Investments (cost $1,614,455,906) 1,640,321,947
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.1%
X 1,545,382 MONEY MARKET FUNDS - 0.1%
X 1,545,382
1,545,382 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.350%(5) $ 1,545,382
Total Money Market Funds (cost $1,545,382) $ 1,545,382
Total Investments Purchased with Collateral from Securities Lending (cost $1,545,382) 1,545,382
Total Investments (cost $ 1,616,001,288 ) - 99 .9% 1,641,867,329
Other Assets & Liabilities, Net - 0.1% 2,062,097
Net Assets - 100% $ 1,643,929,426

Nuveen ESG Large-Cap Value ETF (NULV)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,640,321,947 $ – $ – $ 1,640,321,947
Investments Purchased with Collateral from
Securities Lending 1,545,382 – – 1,545,382
Total
$ 1,641,867,329 $ – $ – $ 1,641,867,329
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,608,543.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
CBOE Chicago Board Options Exchange

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.9%
X 368,481,638 COMMON STOCKS - 99.9%
X 368,481,638
Communication Services - 8.5%
58,657 Liberty Broadband Corp, Class C (2) $ 5,266,225
172,071 Liberty Global PLC, Class A (2) 3,732,220
18,811 Match Group Inc (2) 1,018,051
180,717 ROBLOX Corp, Class A (2) 6,724,480
100,986 Roku Inc (2) 5,806,695
25,664 Take-Two Interactive Software Inc (2) 2,905,935
213,033 ZoomInfo Technologies Inc (2) 6,013,922
Total Communication Services 31,467,528
Consumer Discretionary - 9.2%
630 NVR Inc (2) 3,320,100
19,433 Pool Corp 7,493,559
40,881 Tractor Supply Co 9,320,459
14,034 Ulta Beauty Inc (2) 7,212,915
25,501 Vail Resorts Inc 6,689,932
Total Consumer Discretionary 34,036,965
Consumer Staples - 2.1%
20,057 Church & Dwight Co Inc 1,621,809
91,295 Darling Ingredients Inc (2) 6,051,946
Total Consumer Staples 7,673,755
Energy - 2.3%
202,889 Halliburton Co 8,363,085
Total Energy 8,363,085
Financials - 5.8%
15,448 FactSet Research Systems Inc 6,533,577
35,086 LPL Financial Holdings Inc 8,319,592
14,662 MarketAxess Holdings Inc 5,334,769
23,038 Nasdaq Inc 1,386,657
Total Financials 21,574,595
Health Care - 16.1%
42,838 Alnylam Pharmaceuticals Inc (2) 9,698,523
63,215 DaVita Inc (2) 5,208,284
58,209 Hologic Inc (2) 4,736,466
27,910 Insulet Corp (2) 8,019,101
7,385 Mettler-Toledo International Inc (2) 11,320,614
10,670 Molina Healthcare Inc (2) 3,327,226
24,923 Waters Corp (2) 8,189,200
33,397 West Pharmaceutical Services Inc 8,870,243
Total Health Care 59,369,657
Industrials - 17.9%
39,010 Allegion plc 4,585,626
47,524 Ferguson PLC 6,764,566
21,516 IDEX Corp 5,156,955
22,529 JB Hunt Transport Services Inc 4,259,107
8,624 Lennox International Inc 2,247,587
26,496 Old Dominion Freight Line Inc 8,829,527
56,444 Quanta Services Inc 8,590,212
78,354 Robert Half International Inc 6,578,602
25,887 United Rentals Inc (2) 11,414,873

Nuveen ESG Mid-Cap Growth ETF (NUMG)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Shares Description (1) Value
Industrials (continued)
3,768 WW Grainger Inc $ 2,221,161
50,545 Xylem Inc/NY 5,257,185
Total Industrials 65,905,401
Information Technology - 31.6%
37,632 Akamai Technologies Inc (2) 3,347,366
24,540 ANSYS Inc (2) 6,536,474
86,849 Black Knight Inc (2) 5,262,181
35,784 CDW Corp/DE 7,014,738
92,720 Ceridian HCM Holding Inc (2) 6,701,802
121,136 DocuSign Inc (2) 7,345,687
3,534 Fair Isaac Corp (2) 2,353,467
44,325 First Solar Inc (2) 7,872,120
88,412 GoDaddy Inc, Class A (2) 7,261,278
22,870 HubSpot Inc (2) 7,936,119
59,411 Keysight Technologies Inc (2) 10,655,363
24,378 MongoDB Inc (2) 5,222,011
92,333 ON Semiconductor Corp (2) 6,781,859
22,977 Paycom Software Inc (2) 7,443,169
56,458 PTC Inc (2) 7,615,055
64,767 Splunk Inc (2) 6,202,736
105,506 Trimble Inc (2) 6,125,678
63,049 Wolfspeed Inc (2) 4,855,403
Total Information Technology 116,532,506
Materials - 3.4%
24,620 Avery Dennison Corp 4,664,013
138,663 Ball Corp 8,075,733
Total Materials 12,739,746
Real Estate - 2.8%
118,831 CBRE Group Inc, Class A (2) 10,161,239
Total Real Estate 10,161,239
Utilities - 0.2%
19,204 NRG Energy Inc 657,161
Total Utilities 657,161
Total Common Stocks (cost $357,466,472) 368,481,638
Total Long-Term Investments (cost $357,466,472) 368,481,638
Other Assets & Liabilities, Net - 0.1% 286,680
Net Assets - 100% $ 368,768,318

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 368,481,638 $ – $ – $ 368,481,638
Total
$ 368,481,638 $ – $ – $ 368,481,638
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%
X 354,995,281 COMMON STOCKS - 99.8%
X 354,995,281
Communication Services - 4.2%
173,276 Interpublic Group of Cos Inc/The $ 6,317,643
498,292 Lumen Technologies Inc 2,616,033
35,091 Omnicom Group Inc 3,017,475
125,959 Paramount Global 2,917,210
Total Communication Services 14,868,361
Consumer Discretionary - 9.8%
43,577 Bath & Body Works Inc 2,004,978
1,288 Best Buy Co Inc 114,271
32,826 CarMax Inc (2) 2,312,592
39,913 Genuine Parts Co 6,698,200
85,702 Hasbro Inc 5,070,987
4,593 Lear Corp 669,568
108,664 LKQ Corp 6,406,829
275,293 Newell Brands Inc 4,393,676
125,593 PulteGroup Inc 7,144,986
Total Consumer Discretionary 34,816,087
Consumer Staples - 6.6%
59,699 Bunge Ltd 5,916,171
37,604 Clorox Co/The 5,440,923
89,611 Kellogg Co 6,145,522
79,532 McCormick & Co Inc/MD 5,974,444
Total Consumer Staples 23,477,060
Energy - 6.4%
263,622 Baker Hughes Co 8,367,362
152,178 Halliburton Co 6,272,777
117,908 ONEOK Inc 8,074,340
Total Energy 22,714,479
Financials - 19.7%
137,325 Ally Financial Inc 4,461,689
113,172 Annaly Capital Management Inc 2,656,147
40,025 Assurant Inc 5,306,915
47,142 Cboe Global Markets Inc 5,792,809
22,553 Citizens Financial Group Inc 976,996
28,030 Discover Financial Services 3,271,942
181,489 Equitable Holdings Inc 5,820,352
115,592 Fifth Third Bancorp 4,194,834
38,895 First Republic Bank/CA 5,479,528
142,627 Huntington Bancshares Inc/OH 2,163,651
262,277 Invesco Ltd 4,854,747
106,788 KeyCorp 2,049,262
78,572 Nasdaq Inc 4,729,249
225,105 Regions Financial Corp 5,298,972
25,785 SVB Financial Group (2) 7,798,415
100,831 Webster Financial Corp 5,308,752
Total Financials 70,164,260
Health Care - 5.9%
86,222 Cardinal Health Inc 6,660,649
35,971 Jazz Pharmaceuticals PLC (2) 5,635,217
2,540 Laboratory Corp of America Holdings 640,385

Shares Description (1) Value
Health Care (continued)
12,564 Quest Diagnostics Inc $ 1,865,503
29,970 STERIS PLC 6,189,105
Total Health Care 20,990,859
Industrials - 11.4%
660 Allegion plc 77,583
137,440 Carrier Global Corp 6,257,643
31,717 CH Robinson Worldwide Inc 3,177,092
23,253 Dover Corp 3,530,503
959 Fastenal Co 48,477
21,158 IDEX Corp 5,071,149
123,712 Ingersoll Rand Inc 6,927,872
17,492 Lennox International Inc 4,558,765
58,141 Owens Corning 5,619,328
51,178 Xylem Inc/NY 5,323,024
Total Industrials 40,591,436
Information Technology - 7.5%
52,932 Akamai Technologies Inc (2) 4,708,302
52,818 Black Knight Inc (2) 3,200,243
28,330 Gen Digital Inc 651,873
387,116 Hewlett Packard Enterprise Co 6,244,181
2,318 Juniper Networks Inc 74,871
40,192 ON Semiconductor Corp (2) 2,952,102
56,266 Trimble Inc (2) 3,266,804
131,470 Western Union Co/The 1,862,930
50,974 Wolfspeed Inc (2) 3,925,508
Total Information Technology 26,886,814
Materials - 7.2%
6,006 Avery Dennison Corp 1,137,777
42,346 Celanese Corp 5,217,027
19,107 Martin Marietta Materials Inc 6,871,641
126,640 Mosaic Co/The 6,273,746
42,884 Steel Dynamics Inc 5,173,526
23,044 Westrock Co 904,246
Total Materials 25,577,963
Real Estate - 12.8%
46,238 Alexandria Real Estate Equities Inc 7,432,296
59,959 Boston Properties Inc 4,469,344
18,966 Camden Property Trust 2,336,801
147,455 Healthpeak Properties Inc 4,052,063
314,037 Host Hotels & Resorts Inc 5,919,597
114,735 Iron Mountain Inc 6,262,236
985 Regency Centers Corp 65,631
126,655 Ventas Inc 6,561,996
243,640 VICI Properties Inc 8,327,615
1,000 WP Carey Inc 85,530
Total Real Estate 45,513,109
Utilities - 8.3%
53,066 Atmos Energy Corp 6,237,378
216,183 CenterPoint Energy Inc 6,511,432
118,762 Essential Utilities Inc 5,549,748
207,639 NiSource Inc 5,761,982

Nuveen ESG Mid-Cap Value ETF (NUMV)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Utilities (continued)
133,927 UGI Corp $ 5,334,313
Total Utilities 29,394,853
Total Common Stocks (cost $332,848,657) 354,995,281
Total Long-Term Investments (cost $332,848,657) 354,995,281
Other Assets & Liabilities, Net - 0.2% 693,344
Net Assets - 100% $ 355,688,625
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 354,995,281 $ – $ – $ 354,995,281
Total
$ 354,995,281 $ – $ – $ 354,995,281
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
CBOE Chicago Board Options Exchange

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.9%
X
1,020,446,614 COMMON STOCKS - 99.9%
X 1,020,446,614
Communication Services - 1.7%
166,532 AMC Entertainment Holdings Inc, Class A (2),(3) $ 890,946
630,385 AMC Entertainment Holdings Inc (3) 1,525,532
26,894 Bandwidth Inc, Class A (3) 669,123
1,063 Cable One Inc 839,642
43,472 Cardlytics Inc (3) 326,040
9,839 Cinemark Holdings Inc (3) 117,478
394,410 Clear Channel Outdoor Holdings Inc (3) 753,323
76,464 Consolidated Communications Holdings Inc (3) 332,618
58,341 Gogo Inc (3) 978,379
70,216 Innovid Corp (2),(3) 157,986
31,158 Iridium Communications Inc (3) 1,864,495
52,704 John Wiley & Sons Inc, Class A 2,413,843
144,531 Lions Gate Entertainment Corp, Class B (3) 1,101,326
22,220 Lions Gate Entertainment Corp, Class A (3) 177,093
15,319 MediaAlpha Inc, Class A (3) 213,700
16,788 New York Times Co/The, Class A 584,894
47,865 PubMatic Inc, Class A (3) 733,771
78,822 Radius Global Infrastructure Inc, Class A (3) 1,061,732
94,515 TEGNA Inc 1,883,684
61,705 WideOpenWest Inc (3) 708,991
16,411 ZipRecruiter Inc, Class A (3) 322,312
Total Communication Services 17,656,908
Consumer Discretionary - 14.9%
91,983 2U Inc (3) 793,813
35,934 Aaron's Co Inc/The 526,433
206,772 ADT Inc 1,817,526
45,405 Allbirds Inc, Class A (3) 124,864
6,787 America's Car-Mart Inc/TX (3) 584,632
57,016 Arko Corp 478,364
157,829 Beachbody Co Inc/The (3) 98,043
44,087 Bright Horizons Family Solutions Inc (3) 3,385,000
19,930 Brinker International Inc (3) 786,438
31,699 Brunswick Corp/DE 2,673,177
15,468 Caleres Inc 402,477
123,231 Canoo Inc (2),(3) 147,877
15,660 Carriage Services Inc 507,697
46,583 Carter's Inc 3,883,625
76,751 Chico's FAS Inc (3) 404,478
9,151 Columbia Sportswear Co 877,581
572,627 ContextLogic Inc, Class A (3) 393,910
69,092 Coursera Inc (3) 1,102,017
36,737 Crocs Inc (3) 4,473,464
5,308 Deckers Outdoor Corp (3) 2,269,064
26,541 Ethan Allen Interiors Inc 762,788
30,388 European Wax Center Inc 572,510
39,325 F45 Training Holdings Inc (2),(3) 121,907
52,468 Fisker Inc (2),(3) 390,887
87,888 Foot Locker Inc 3,824,007
33,210 Franchise Group Inc 1,025,857
118,115 GameStop Corp, Class A (2),(3) 2,583,175
52,272 Gap Inc/The 709,331
17,937 Group 1 Automotive Inc 3,835,827
244,931 Hanesbrands Inc 2,067,218

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1)
Consumer Discretionary (continued)
114,714 Harley-Davidson Inc $ 5,280,285
27,550 Helen of Troy Ltd (3) 3,116,180
105,068 Hilton Grand Vacations Inc (3) 4,976,020
32,332 iRobot Corp (3) 1,454,940
6,584 Johnson Outdoors Inc, Class A 450,741
12,643 Kohl's Corp 409,254
58,916 Kontoor Brands Inc 2,813,828
11,977 Lands' End Inc (3) 108,152
54,455 Latham Group Inc (3) 239,602
16,532 LCI Industries 1,855,221
72,818 Leggett & Platt Inc 2,662,226
186,209 Leslie's Inc (3) 2,884,377
33,719 Liquidity Services Inc (3) 505,448
13,509 Lithia Motors Inc 3,555,569
236,638 Luminar Technologies Inc (2),(3) 1,578,375
19,747 Macy's Inc 466,622
24,097 Malibu Boats Inc, Class A (3) 1,460,037
24,907 MarineMax Inc (3) 778,344
14,073 Marriott Vacations Worldwide Corp 2,252,243
387,435 Mattel Inc (3) 7,926,920
33,017 Membership Collective Group Inc, Class A (3) 174,990
37,813 Monro Inc 1,924,682
18,795 Movado Group Inc 664,591
26,520 Murphy USA Inc 7,214,236
43,528 National Vision Holdings Inc (3) 1,789,001
104,712 Nordstrom Inc (2) 2,046,072
52,534 ODP Corp/The (3) 2,710,754
66,685 Petco Health & Wellness Co Inc, Class A (3) 779,548
21,383 Planet Fitness Inc., Class A (3) 1,810,071
156,268 Playa Hotels & Resorts NV (3) 1,184,511
4,385 PVH Corp 394,211
6,322 Ralph Lauren Corp 782,980
86,601 Rover Group Inc (2),(3) 354,198
52,712 SeaWorld Entertainment Inc (3) 3,288,702
2,523 Signet Jewelers Ltd 193,792
87,836 Six Flags Entertainment Corp (3) 2,358,397
25,987 Sleep Number Corp (3) 893,433
152,594 Sonos Inc (3) 2,813,833
10,216 Steven Madden Ltd 366,244
34,667 Target Hospitality Corp (3) 532,312
4,862 Taylor Morrison Home Corp (3) 174,060
64,002 Thor Industries Inc 6,101,311
8,411 TopBuild Corp (3) 1,682,705
85,121 Topgolf Callaway Brands Corp (3) 2,084,613
62,677 Traeger Inc (2),(3) 227,518
82,605 Travel + Leisure Co 3,499,974
15,830 TravelCenters of America Inc (3) 720,582
49,925 Tupperware Brands Corp (3) 221,168
53,704 Victoria's Secret & Co (3) 2,263,624
113,720 Wendy's Co/The 2,535,956
35,790 Wingstop Inc 5,671,641
3,423 Winmark Corp 961,178
36,108 Winnebago Industries Inc 2,299,357
185,175 Workhorse Group Inc (2),(3) 409,237
47,141 Wyndham Hotels & Resorts Inc 3,653,899
3,554 XPEL Inc (3) 270,353
14,527 YETI Holdings Inc (3) 650,229
Total Consumer Discretionary 152,102,334

Shares Description (1)
Consumer Staples - 3.3%
37,850 Andersons Inc/The $ 1,392,123
107,655 Beauty Health Co/The (2),(3) 1,227,267
133,436 Benson Hill Inc (2),(3) 357,608
13,349 Casey's General Stores Inc 3,149,163
40,207 Chefs' Warehouse Inc/The (3) 1,537,114
59,279 Edgewell Personal Care Co 2,540,698
174,458 Flowers Foods Inc 4,830,742
48,326 Freshpet Inc (3) 3,060,485
17,726 Hostess Brands Inc (3) 410,002
50,150 Mission Produce Inc (3) 624,869
32,142 Performance Food Group Co (3) 1,970,947
35,776 Sovos Brands Inc (3) 485,122
8,208 Sprouts Farmers Market Inc (3) 262,246
60,134 TreeHouse Foods Inc (3) 2,912,290
198,520 US Foods Holding Corp (3) 7,569,568
76,165 Veru Inc (3) 438,710
24,501 Vital Farms Inc (3) 430,728
Total Consumer Staples 33,199,682
Energy - 4.8%
168,365 Archrock Inc 1,668,497
4,824 Cactus Inc, Class A 261,027
225,176 ChampionX Corp 7,435,311
211,658 Clean Energy Fuels Corp (3) 1,197,984
20,510 Core Laboratories NV 525,056
77,157 Delek US Holdings Inc 2,064,721
22,774 DMC Global Inc (3) 517,881
38,843 Dril-Quip Inc (3) 1,192,869
115,794 DT Midstream Inc 6,329,300
39,695 Enviva Inc 1,805,329
82,609 Expro Group Holdings NV (3) 1,560,484
70,590 Green Plains Inc (3) 2,454,414
21,643 Kinetik Holdings Inc 677,209
309,313 NOV Inc 7,559,610
56,682 Oceaneering International Inc (3) 1,210,161
453,260 TechnipFMC PLC (3) 6,295,781
68,192 Weatherford International PLC (3) 3,878,761
74,732 World Fuel Services Corp 2,114,916
Total Energy 48,749,311
Financials - 14.9%
106,694 AGNC Investment Corp 1,237,650
18,082 Amalgamated Financial Corp 414,982
21,813 A-Mark Precious Metals Inc 839,801
30,681 Amerant Bancorp Inc 854,159
7,438 Ameris Bancorp 350,776
40,599 Argo Group International Holdings Ltd 1,127,028
32,515 Bancorp Inc/The (3) 1,103,234
9,694 Bank First Corp 774,163
26,211 Bank OZK 1,197,056
38,368 Banner Corp 2,487,397
17,615 Bar Harbor Bankshares 547,298
50,064 Berkshire Hills Bancorp Inc 1,554,487
36,159 BOK Financial Corp 3,633,980
26,057 Byline Bancorp Inc 646,214
5,896 Camden National Corp 248,988
7,716 Cohen & Steers Inc 566,895
19,058 Community Trust Bancorp Inc 821,019
31,068 Cowen Inc 1,207,924
3,644 Diamond Hill Investment Group Inc 686,639
31,741 Donnelley Financial Solutions Inc (3) 1,447,707

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1)
Financials (continued)
28,443 East West Bancorp Inc $ 2,233,344
5,539 Employers Holdings Inc 242,996
10,963 Federal Agricultural Mortgage Corp, Class C 1,457,750
124,593 First American Financial Corp 7,708,569
69,173 First BanCorp/Puerto Rico 930,377
59,190 First Busey Corp 1,412,865
7,035 First Financial Bancorp 178,197
4,933 First Interstate BancSystem Inc, Class A 176,996
27,450 First of Long Island Corp/The 484,767
381,771 FNB Corp/PA 5,447,872
599,216 Genworth Financial Inc, Class A (3) 3,307,672
65,371 Glacier Bancorp Inc 2,980,264
100,294 Hancock Whitney Corp 5,163,135
35,017 Hanmi Financial Corp 815,546
100,239 Hannon Armstrong Sustainable Infrastructure Capital Inc 3,699,821
7,976 Hanover Insurance Group Inc/The 1,073,410
54,691 HarborOne Bancorp Inc 745,985
5,911 HomeStreet Inc 162,966
28,283 Independent Bank Corp 2,253,872
23,861 Independent Bank Corp/MI 528,998
64,735 International Bancshares Corp 3,034,129
20,273 Invesco Mortgage Capital Inc 297,810
25,186 Jackson Financial Inc, Class A 1,109,191
36,849 Live Oak Bancshares Inc 1,261,341
13,504 Morningstar Inc 3,279,852
80,745 Mr Cooper Group Inc (3) 3,713,463
17,258 National Bank Holdings Corp, Class A 728,805
69,940 OceanFirst Financial Corp 1,672,965
22,709 Old National Bancorp/IN 397,408
127,141 Open Lending Corp (3) 1,115,027
24,378 Origin Bancorp Inc 914,175
39,014 PacWest Bancorp 1,079,127
9,446 Park National Corp 1,183,111
53,464 PennyMac Financial Services Inc 3,604,543
49,258 Perella Weinberg Partners 504,895
1,968 Pinnacle Financial Partners Inc 154,941
27,603 PJT Partners Inc, Class A 2,209,068
44,045 Primerica Inc 7,124,279
59,754 PROG Holdings Inc (3) 1,331,917
41,082 Reinsurance Group of America Inc 6,235,015
100,274 Ryan Specialty Holdings Inc (3) 4,273,678
2,789 Selective Insurance Group Inc 264,955
27,518 ServisFirst Bancshares Inc 1,876,177
37,614 Silvergate Capital Corp, Class A (2),(3) 535,623
141,699 SLM Corp 2,489,651
4,003 Southside Bancshares Inc 151,634
27,275 SouthState Corp 2,171,090
216,176 Starwood Property Trust Inc 4,515,917
20,452 StoneX Group Inc (3) 1,797,322
157,453 Synovus Financial Corp 6,605,153
41,658 Trupanion Inc (2),(3) 2,458,655
215,735 Umpqua Holdings Corp 3,926,377
292,977 Valley National Bancorp 3,480,567
18,791 Victory Capital Holdings Inc, Class A 556,965
75,051 Virtu Financial Inc, Class A 1,449,235
3,823 Walker & Dunlop Inc 364,638
41,362 Western Alliance Bancorp 3,117,454
56,897 Wintrust Financial Corp 5,204,369
66,982 Zions Bancorp NA 3,560,763
Total Financials 152,504,084

Shares Description (1)
Health Care - 11.8%
92,020 1Life Healthcare Inc (3) $ 1,471,400
70,081 Accolade Inc (3) 817,845
37,408 Aclaris Therapeutics Inc (3) 632,195
73,304 AdaptHealth Corp (3) 1,570,905
21,318 Adicet Bio Inc (3) 195,060
39,100 Agiliti Inc (3) 721,395
48,926 Alector Inc (3) 431,527
37,585 Alphatec Holdings Inc (3) 489,357
45,740 AMN Healthcare Services Inc (3) 4,383,722
19,353 AnaptysBio Inc (3) 481,696
51,100 Anavex Life Sciences Corp (2),(3) 555,457
39,174 Apollo Medical Holdings Inc (3) 1,396,161
10,335 Artivion Inc (3) 134,768
138,859 ATAI Life Sciences NV (2),(3) 247,169
74,553 Atara Biotherapeutics Inc (3) 377,984
1,685 Atrion Corp 1,158,100
46,826 Axogen Inc (3) 443,442
16,313 Axsome Therapeutics Inc (3) 1,223,475
37,956 Beam Therapeutics Inc (3) 1,649,188
64,489 Brookdale Senior Living Inc (3) 185,728
54,780 CareMax Inc (2),(3) 256,918
57,693 Caribou Biosciences Inc (3) 415,967
45,289 Cassava Sciences Inc (2),(3) 1,268,092
26,212 Castle Biosciences Inc (3) 709,821
34,042 Cerus Corp (3) 106,892
778 Chemed Corp 392,999
21,774 CinCor Pharma Inc (3) 629,922
11,410 CorVel Corp (3) 2,032,806
42,960 Cross Country Healthcare Inc (3) 1,192,140
42,414 CryoPort Inc (2),(3) 968,312
15,708 Cullinan Oncology Inc (3) 182,841
16,760 Cutera Inc (3) 583,751
57,319 Denali Therapeutics Inc (3) 1,735,046
32,014 DICE Therapeutics Inc (3) 1,017,085
95,922 DocGo Inc (3) 959,220
69,463 Embecta Corp 1,833,129
2,878 Encompass Health Corp 179,731
58,688 Enhabit Inc (3) 901,448
24,510 Ensign Group Inc/The 2,285,557
68,340 Envista Holdings Corp (3) 2,664,577
37,842 Erasca Inc (3) 151,368
15,228 Establishment Labs Holdings Inc (2),(3) 1,036,113
29,598 Fulcrum Therapeutics Inc (3) 373,231
4,565 Fulgent Genetics Inc (3) 154,206
47,691 Generation Bio Co (3) 281,377
9,621 Glaukos Corp (3) 471,910
41,328 Haemonetics Corp (3) 3,496,349
66,880 Humacyte Inc (3) 175,894
11,774 IGM Biosciences Inc (3) 267,623
45,949 Immunovant Inc (3) 816,514
16,764 Inari Medical Inc (3) 956,386
6,410 Inhibrx Inc (3) 160,250
204,219 Inovio Pharmaceuticals Inc (3) 339,004
20,986 Intellia Therapeutics Inc (3) 890,646
131,548 Iovance Biotherapeutics Inc (3) 1,047,122
34,038 iRhythm Technologies Inc (3) 3,345,935
23,088 iTeos Therapeutics Inc (3) 482,539
94,463 IVERIC bio Inc (3) 2,182,095
18,326 Keros Therapeutics Inc (3) 1,073,354
60,133 Kezar Life Sciences Inc (3) 431,154
18,610 Kymera Therapeutics Inc (3) 695,642

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1)
Health Care (continued)
83,246 MaxCyte Inc (3) $ 486,157
37,182 Merit Medical Systems Inc (3) 2,652,936
91,562 Mersana Therapeutics Inc (3) 602,478
34,637 Merus NV (3) 540,337
6,101 Mesa Laboratories Inc 1,186,889
25,625 Mirati Therapeutics Inc (3) 1,368,631
2,820 ModivCare Inc (3) 302,473
21,587 Monte Rosa Therapeutics Inc (3) 159,744
24,783 Morphic Holding Inc (3) 811,148
17,577 National Research Corp 815,924
86,013 NeoGenomics Inc (3) 1,021,834
29,865 NGM Biopharmaceuticals Inc (3) 156,493
20,767 Nkarta Inc (3) 110,688
39,185 Nurix Therapeutics Inc (3) 481,584
4,150 NuVasive Inc (3) 189,240
80,145 Ocugen Inc (3) 101,784
11,659 Option Care Health Inc (3) 336,595
10,347 Orthofix Medical Inc (3) 223,806
71,195 Owens & Minor Inc (3) 1,405,389
31,852 Paragon 28 Inc (3) 536,706
29,658 Patterson Cos Inc 895,375
32,449 Pennant Group Inc/The (3) 419,890
978 Penumbra Inc (3) 244,901
71,720 Perrigo Co PLC 2,683,762
20,372 Phathom Pharmaceuticals Inc (2),(3) 243,038
44,550 Pliant Therapeutics Inc (3) 1,561,032
73,987 Point Biopharma Global Inc (3) 591,896
26,060 Progyny Inc (3) 896,203
43,037 Protagonist Therapeutics Inc (3) 571,962
27,606 Prothena Corp PLC (3) 1,561,119
41,278 Provention Bio Inc (2),(3) 357,467
36,002 QuidelOrtho Corp (3) 3,082,131
171,064 R1 RCM INC (3) 2,447,926
33,372 RAPT Therapeutics Inc (3) 969,457
26,553 Reata Pharmaceuticals Inc, Class A (3) 1,150,541
58,799 Recursion Pharmaceuticals Inc, Class A (3) 489,796
22,286 Repare Therapeutics Inc (3) 275,455
75,986 Revance Therapeutics Inc (3) 2,635,194
48,947 Rhythm Pharmaceuticals Inc (3) 1,338,700
85,405 Sana Biotechnology Inc (2),(3) 389,447
12,963 Shockwave Medical Inc (3) 2,436,137
20,592 SI-BONE Inc (3) 350,682
26,871 Signify Health Inc, Class A (3) 764,749
57,276 Tango Therapeutics Inc (3) 378,022
51,232 Teladoc Health Inc (3) 1,506,221
19,492 Treace Medical Concepts Inc (3) 450,070
11,166 Ultragenyx Pharmaceutical Inc (3) 506,155
49,373 uniQure NV (3) 1,049,176
30,531 United Therapeutics Corp (3) 8,034,843
46,739 Varex Imaging Corp (3) 1,004,421
51,381 Vaxcyte Inc (3) 2,330,128
17,604 Vera Therapeutics Inc (3) 149,282
38,997 Verve Therapeutics Inc (3) 887,182
82,645 Vir Biotechnology Inc (3) 2,442,160
36,218 Viridian Therapeutics Inc (3) 1,322,681
31,113 Xencor Inc (3) 1,024,240
53,548 Xenon Pharmaceuticals Inc (3) 2,093,191
59,658 Zogenix Inc (3) 40,567
Total Health Care 120,777,575

Shares Description (1) Value
Industrials - 18.7%
32,496 AAON Inc $ 2,480,095
78,578 ABM Industries Inc 3,686,094
110,710 ACCO Brands Corp 703,008
18,429 Acuity Brands Inc 3,474,235
31,572 Advanced Drainage Systems Inc 3,183,720
37,449 AECOM 3,268,174
1,336 AGCO Corp 184,542
47,692 Allison Transmission Holdings Inc 2,149,955
15,479 Altra Industrial Motion Corp 945,303
5,645 ArcBest Corp 471,075
8,638 Armstrong World Industries Inc 668,668
5,313 ASGN Inc (3) 483,217
12,382 Atkore Inc (3) 1,612,755
55,358 Axon Enterprise Inc (3) 10,819,168
119,913 AZEK Co Inc/The (3) 2,893,501
28,552 AZZ Inc 1,212,889
62,296 Beacon Roofing Supply Inc (3) 3,543,396
11,393 BlueLinx Holdings Inc (3) 989,140
47,184 Boise Cascade Co 3,537,384
36,778 Chart Industries Inc (3) 4,927,516
7,758 Comfort Systems USA Inc 939,028
11,376 Curtiss-Wright Corp 1,886,141
3,973 Donaldson Co Inc 247,717
26,623 Dycom Industries Inc (3) 2,539,035
28,551 EMCOR Group Inc 4,232,686
13,086 Energy Recovery Inc (3) 289,593
1,141 EnPro Industries Inc 138,141
138,137 Evoqua Water Technologies Corp (3) 6,701,026
63,092 First Advantage Corp (3) 875,717
4,992 Flowserve Corp 171,825
97,111 FREYR Battery SA (2),(3) 855,548
40,610 FTI Consulting Inc (3) 6,478,107
39,637 GATX Corp 4,536,455
44,823 GMS Inc (3) 2,658,900
27,991 Graco Inc 1,912,345
15,302 Great Lakes Dredge & Dock Corp (3) 105,278
60,462 GXO Logistics Inc (3) 3,163,976
9,647 Herc Holdings Inc 1,498,372
2,482 Hexcel Corp 175,180
41,473 Hillenbrand Inc 1,943,425
28,199 HireRight Holdings Corp (3) 322,597
138,640 Hyliion Holdings Corp (2),(3) 496,331
38,823 IAA Inc (3) 1,620,084
6,115 ICF International Inc 624,892
16,989 John Bean Technologies Corp 1,898,181
99,934 KAR Auction Services Inc (3) 1,455,039
36,728 Kelly Services Inc, Class A 664,777
43,401 Korn Ferry 2,343,220
5,101 Landstar System Inc 881,606
32,228 Luxfer Holdings PLC 533,373
51,698 ManpowerGroup Inc 4,505,998
29,005 MasTec Inc (3) 2,849,161
32,565 Matthews International Corp, Class A 1,206,208
45,666 Maxar Technologies Inc 2,359,562
29,255 McGrath RentCorp 2,912,043
48,336 Mercury Systems Inc (3) 2,416,075
89,954 MillerKnoll Inc 2,148,102
28,164 Montrose Environmental Group Inc (3) 1,525,362
18,485 Moog Inc, Class A 1,761,990
99,047 MRC Global Inc (3) 1,347,039
181,199 Mueller Water Products Inc, Class A 2,292,167

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1) Value
Industrials (continued)
18,683 MYR Group Inc (3) $ 1,850,738
196,500 Pitney Bowes Inc 846,915
62,581 Primoris Services Corp 1,664,655
29,251 Proto Labs Inc (3) 895,081
84,057 Resideo Technologies Inc (3) 1,616,416
56,724 Ryder System Inc 5,355,313
6,831 Saia Inc (3) 1,863,360
36,016 SiteOne Landscape Supply Inc (3) 5,456,784
96,662 Skillsoft Corp (2),(3) 185,591
73,342 Stem Inc (2),(3) 723,152
98,977 Sterling Check Corp (3) 1,380,729
162,527 Sunrun Inc (3) 4,271,210
90,131 Toro Co/The 10,051,409
49,639 TriMas Corp 1,528,385
43,613 TriNet Group Inc (3) 3,290,601
73,661 Triton International Ltd 5,203,413
38,017 TrueBlue Inc (3) 746,274
64,795 TuSimple Holdings Inc, Class A (3) 136,069
138,001 Upwork Inc (3) 1,788,493
14,431 V2X Inc (3) 637,273
74,501 Velo3D Inc (3) 178,802
15,931 Veritiv Corp 1,992,012
10,381 WESCO International Inc (3) 1,546,873
204,613 WillScot Mobile Mini Holdings Corp (3) 9,915,546
Total Industrials 191,871,231
Information Technology - 14.2%
8,641 A10 Networks Inc 133,763
127,232 ACI Worldwide Inc (3) 3,553,590
6,333 ADTRAN Holdings Inc 119,504
48,527 Altair Engineering Inc, Class A (3) 2,576,784
17,125 Asana Inc (2),(3) 265,437
43,256 Avid Technology Inc (3) 1,311,089
28,194 Badger Meter Inc 3,267,685
32,798 Box Inc, Class A (3) 1,049,208
59,329 Bread Financial Holdings Inc 2,434,269
43,124 Calix Inc (3) 2,270,047
67,035 Cirrus Logic Inc (3) 6,059,294
54,861 CommScope Holding Co Inc (3) 460,832
50,691 Concentrix Corp 7,188,491
37,300 CSG Systems International Inc 2,225,691
37,544 CTS Corp 1,671,083
53,831 Cyxtera Technologies Inc (3) 173,336
56,304 Dolby Laboratories Inc, Class A 4,479,546
47,907 DoubleVerify Holdings Inc (3) 1,302,591
12,377 Duck Creek Technologies Inc (3) 234,297
274,296 DXC Technology Co (3) 7,880,524
210,959 E2open Parent Holdings Inc (3) 1,455,617
53,942 Envestnet Inc (3) 3,506,230
31,819 ePlus Inc (3) 1,583,950
64,784 EVERTEC Inc 2,393,121
39,427 ExlService Holdings Inc (3) 6,726,246
67,529 Flex Ltd (3) 1,576,802
36,401 Gitlab Inc, Class A (2),(3) 1,798,573
85,290 Harmonic Inc (3) 1,123,269
28,016 Ichor Holdings Ltd (3) 946,941
41,923 Informatica Inc, Class A (3) 746,229
39,891 Insight Enterprises Inc (3) 4,496,514
15,241 Intapp Inc (3) 441,684
35,182 InterDigital Inc 2,460,981
52,291 Itron Inc (3) 3,005,164

Shares Description (1) Value
Information Technology (continued)
20,776 Kimball Electronics Inc (3) $ 530,204
39,641 KnowBe4 Inc, Class A (3) 986,664
56,887 Kulicke & Soffa Industries Inc 2,906,926
27,056 Lumentum Holdings Inc (3) 1,628,230
41,754 Methode Electronics Inc 1,993,336
195,522 MicroVision Inc (2),(3) 490,760
153,907 Mirion Technologies Inc (2),(3) 1,223,561
22,090 Model N Inc (3) 876,089
52,760 N-able Inc (3) 541,845
96,227 National Instruments Corp 5,196,258
163,729 NCR Corp (3) 4,489,449
42,631 Novanta Inc (3) 6,883,628
132,970 Nutanix Inc, Class A (3) 3,705,874
35,781 Olo Inc, Class A (3) 286,964
20,313 Onto Innovation Inc (3) 1,597,617
15,325 OSI Systems Inc (3) 1,451,431
32,313 PAR Technology Corp (2),(3) 1,098,319
6,712 Plexus Corp (3) 644,285
3,359 Progress Software Corp 178,161
26,483 PROS Holdings Inc (3) 667,372
45,069 Rackspace Technology Inc (2),(3) 135,207
87,409 Ribbon Communications Inc (3) 306,806
10,792 Rogers Corp (3) 1,506,455
36,605 Samsara Inc, Class A (3) 499,292
10,777 ShotSpotter Inc (3) 415,453
5,889 SPS Commerce Inc (3) 801,375
104,850 SunPower Corp (3) 1,827,535
16,935 Teradata Corp (3) 590,693
80,132 Unisys Corp (3) 433,514
53,741 Universal Display Corp 7,122,295
59,507 Veeco Instruments Inc (3) 1,181,809
5,204 Vishay Precision Group Inc (3) 224,709
183,908 Vontier Corp 4,235,401
32,805 WEX Inc (3) 6,067,941
31,270 Xerox Holdings Corp 512,203
49,150 Xperi Inc (3) 508,702
Total Information Technology 144,664,745
Materials - 5.6%
123,196 Arconic Corp (3) 2,896,338
100,140 ATI Inc (3) 3,644,095
106,078 Avient Corp 4,298,281
164,161 Axalta Coating Systems Ltd (3) 4,941,246
5,770 Balchem Corp 753,735
26,584 Compass Minerals International Inc 1,240,409
94,703 Diversey Holdings Ltd (3) 574,847
18,472 Graphic Packaging Holding Co 444,990
6,771 Greif Inc, Class B 557,930
22,470 Hawkins Inc 876,330
37,744 HB Fuller Co 2,608,110
27,995 Innospec Inc 3,163,995
24,052 Koppers Holdings Inc 832,440
88,324 Louisiana-Pacific Corp 6,013,981
24,675 Materion Corp 2,226,919
6,666 Myers Industries Inc 160,517
36,790 Reliance Steel & Aluminum Co 8,367,886
15,108 Royal Gold Inc 1,919,169
7,914 Ryerson Holding Corp 302,077
38,085 Sensient Technologies Corp 2,882,654
33,050 Trinseo PLC 917,138

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Shares Description (1) Value
Materials (continued)
211,138 Valvoline Inc $ 7,740,319
Total Materials 57,363,406
Real Estate - 7.9%
70,411 Alexander & Baldwin Inc 1,409,628
131,301 Anywhere Real Estate Inc (3) 1,113,432
11,000 Armada Hoffler Properties Inc 139,480
38,399 Brixmor Property Group Inc 903,528
48,947 City Office REIT Inc 481,638
86,632 Cousins Properties Inc 2,375,449
94,192 CubeSmart 4,313,052
28,115 Cushman & Wakefield PLC (3) 405,699
49,890 DiamondRock Hospitality Co 480,441
81,774 Douglas Emmett Inc 1,369,715
100,218 Easterly Government Properties Inc 1,627,540
98,128 Elme Communities 1,884,058
163,745 Empire State Realty Trust Inc, Class A 1,365,633
131,948 Equity Commonwealth 3,367,313
22,669 Federal Realty Investment Trust 2,528,274
23,139 Hudson Pacific Properties Inc 263,553
4,689 Indus Realty Trust Inc 300,565
117,637 JBG SMITH Properties 2,369,209
3,035 Jones Lang LaSalle Inc (3) 561,080
147,308 Kennedy-Wilson Holdings Inc 2,633,867
120,363 Kilroy Realty Corp 4,939,698
180,147 Macerich Co/The 2,475,220
30,226 Marcus & Millichap Inc 1,095,390
146,286 Omega Healthcare Investors Inc 4,306,660
140,451 Outfront Media Inc 2,794,975
225,587 Park Hotels & Resorts Inc 3,318,385
14,340 Piedmont Office Realty Trust Inc, Class A 152,004
96,466 PotlatchDeltic Corp 4,722,011
103,304 Rexford Industrial Realty Inc 6,556,705
18,585 RMR Group Inc/The, Class A 576,507
36,094 Ryman Hospitality Properties Inc 3,352,772
57,993 SL Green Realty Corp 2,386,412
38,435 St Joe Co/The 1,810,289
134,178 STAG Industrial Inc 4,776,737
5,705 STORE Capital Corp 183,758
253,233 Sunstone Hotel Investors Inc 2,783,031
24,309 Tejon Ranch Co (3) 486,666
286,046 Uniti Group Inc 1,885,043
135,257 Xenia Hotels & Resorts Inc 2,015,329
Total Real Estate 80,510,746
Utilities - 2.1%
38,951 Clearway Energy Inc, Class A 1,248,380
90,269 Clearway Energy Inc, Class C 3,050,189
71,221 New Jersey Resources Corp 3,555,352
96,379 NextEra Energy Partners LP (2) 7,064,581
40,359 Ormat Technologies Inc 3,735,225
122,837 Sunnova Energy International Inc (2),(3) 2,392,865
Total Utilities 21,046,592
Total Common Stocks (cost $1,009,350,940) 1,020,446,614

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 8,721 COMMON STOCK RIGHTS - 0.0%
X 8,721
Health Care - 0.0%
18,959 Achillion Pharmaceuticals Inc (4) $ 8,721
Total Health Care 8,721
Total Common Stock Rights (cost $0) 8,721
Total Long-Term Investments (cost $1,009,350,940) 1,020,455,335
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.5%
15,381,345 MONEY MARKET FUNDS - 1.5%
X 15,381,345
15,381,345 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
4.350%(6) $ 15,381,345
Total Money Market Funds (cost $15,381,345) $ 15,381,345
Total Investments Purchased with Collateral from Securities Lending (cost $15,381,345) 15,381,345
Total Investments (cost $ 1,024,732,285 ) - 101 .4% 1,035,836,680
Other Assets & Liabilities, Net - (1.4)% (14,240,281)
Net Assets - 100% $ 1,021,596,399
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,020,406,047 $ 40,567 $ – $ 1,020,446,614
Common Stock Rights – – 8,721 8,721
Investments Purchased with Collateral from
Securities Lending 15,381,345 – – 15,381,345
Total
$ 1,035,787,392 $ 40,567 $ 8,721 $ 1,035,836,680
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $15,210,344.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) For fair value measurement disclosure purposes, investment classified as Level 3.

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust